Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Munich, Germany
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of InflaRx N.V. and subsidiaries (the Company) as of December 31, 2025, the related consolidated statement of operations and comprehensive loss, changes in shareholders’ equity, and cash flow for the year ended December 31, 2025, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with International Financial Reporting Standards as issued by the IASB.

Additionally, for a selection of accrued research and development costs, we assessed the inputs used in estimating percentage-of-completion of clinical trial activities through external confirmation obtained from the Company’s CROs.